Equity - Schedule of Changes in Warrants Outstanding (Details)	12 Months Ended
	Jul. 31, 2026 $ / shares $ / shares shares	Jul. 31, 2025 $ / shares shares
Schedule of Changes in Warrants Outstanding [Line Items]
Balance, beginning of period, Number outstanding	571,300	571,300
Balance, beginning of period, Weighted average exercise price | $ / shares	$ 12.5	$ 12.5
Number outstanding, Issued	433,032
Weighted average exercise price, Issued | $ / shares	$ 0.85
Number outstanding, Expired	(571,300)
Weighted average exercise price, Expired | $ / shares	$ 12.5
Balance, end of period, Number outstanding	433,032	571,300
Balance, end of period, Weighted average exercise price | $ / shares	$ 0.85	$ 12.5
Warrants, Number Outstanding	433,032	571,300
Number Exercisable, Shares	433,032
October 22, 2028 [Member]
Schedule of Changes in Warrants Outstanding [Line Items]
Balance, end of period, Number outstanding	21,483
Warrants, Number Outstanding	21,483
Remaining Contractual Life(Years)	2 years 2 months 23 days
Exercise Price Per Share (in dollar) | $ / shares	$ 1
April 29, 2029 [Member]
Schedule of Changes in Warrants Outstanding [Line Items]
Balance, end of period, Number outstanding	5,642
Warrants, Number Outstanding	5,642
Number Exercisable, Shares	5,642
Remaining Contractual Life(Years)	2 years 9 months
Exercise Price Per Share (in dollar) | $ / shares	$ 1
May 17, 2029 [Member]
Schedule of Changes in Warrants Outstanding [Line Items]
Balance, end of period, Number outstanding	400,000
Warrants, Number Outstanding	400,000
Number Exercisable, Shares	400,000
Remaining Contractual Life(Years)	2 years 9 months 18 days
Exercise Price Per Share (in dollar) | $ / shares	$ 0.75
May 17, 2029 1 [Member]
Schedule of Changes in Warrants Outstanding [Line Items]
Balance, end of period, Number outstanding	5,907
Warrants, Number Outstanding	5,907
Number Exercisable, Shares	5,907
Remaining Contractual Life(Years)	2 years 9 months 18 days
Exercise Price Per Share (in dollar) | $ / shares	$ 7.29